Concentration of Credit Risks - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012 Customer	Dec. 31, 2011 Customer	Dec. 31, 2010 Customer
Concentration Risk [Line Items]
Number of major customer	3	3	3
Sales percentage by customer percentage maximum	5.00%	5.00%	5.00%
Purchase major vendor percentage	6.70%
Trade payable major vendor percentage	4.70%
Accounts receivable [Member]
Concentration Risk [Line Items]
Major customer, accounted percentage	49.70%	52.00%	52.50%
Sales [Member]
Concentration Risk [Line Items]
Major customer, accounted percentage	40.10%	41.00%	43.70%